CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net (loss) / income | $	$ (146)		$ 88		$ 473
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation | $	69		60		61
Loss / (gain) on disposal of property, plant and equipment | $	5		(3)		0
Stock-based compensation expense | $	10		0		0
Net gain on disposal of affiliate | $	0		(1,522)		0
Net gain on deemed disposal of affiliate | $	0		0		(128)
Non-controlling interests in (loss) of subsidiaries | $	(64)		(149)		(106)
Equity in (profit) / loss of affiliates | $	(137)		932		(831)
Deferred tax expenses | $	37		34		28
Non-current operating lease liabilities | $	216		0		0
Operating lease right-of-use assets | $	(406)		0		0
Decrease / (increase) in current assets:
Accounts receivable, net | $	1,503		(1,281)		585
Prepayments and other current assets | $	(201)		119		(194)
Contract assets | $	458		(705)		149
Inventories | $	(185)		95		(152)
Increase / (decrease) in current liabilities:
Accounts payable | $	(986)		1,220		507
Other payables and accrued expenses | $	(108)		249		(181)
Contract liabilities | $	(501)		(350)		644
Current portion of operating lease obligations | $	170		0		0
Taxes payable | $	0		(132)		(203)
Net cash (used in) / provided by operating activities | $	(266)		(1,345)		652
Cash flows from investing activities:
Purchase of property, plant and equipment | $	(21)		(85)		(18)
Proceeds from sale of property, plant and equipment | $	0		3		0
Dividend received from affiliates | $	0		276		290
Proceeds from sale of affiliate | $	0		4,889		0
Purchase of long-term investment | $	(148)		0		0
Net cash (used in) / provided by investing activities | $	(169)		5,083		272
Cash flows from financing activities:
Dividend paid | $	0		(1,443)		0
Increase / (decrease) in bank borrowings | $	565		(97)		(623)
Net cash provided by / (used in) financing activities | $	565		(1,540)		(623)
Effect of exchange rate changes on cash and cash equivalents | $	(7)		(53)		116
Net increase in cash and cash equivalents and restricted cash | $	123		2,145		417
Cash, cash equivalents and restricted cash, beginning of year | $	6,597		4,452		4,035
Cash, cash equivalents and restricted cash, end of year | $	6,720		6,597		4,452
Cash breakdown
Cash and cash equivalents | $	5,991		3,380		3,751
Cash, cash equivalents and restricted cash, end of year | $	6,720		4,452		4,035
Cash and cash equivalents, beginning of year | $	5,267		3,380		3,751
Cash and cash equivalents, end of year | $	5,991		5,267		3,380
Supplemental disclosure of cash flow information:
Income taxes payment | $	0		0		203
Interest payment | $	4		7		11
Noncash investing activities:
Net gain on deemed disposal of affiliate | $	$ 0		$ 0		$ 128
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net (loss) / income		¥ 4,358		¥ (26,227)		¥ 26,215
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation		6,556		11,755		12,647
Amortisation of intangible asset		152		152		152
Amortisation of land use right		149		149		149
Loss / (gain) on disposal of property, plant and equipment		(39)		0		0
Impairment loss on property, plant and equipment		0		33,500		0
Bad debts written off		5,383		13,946		0
Proceeds from deferred government grant		2,349		0		0
Property, plant and equipment written off		14		6		0
Deferred tax expenses		268		(7,969)		(405)
Investment loss		241		0		0
Increase in allowance for doubtful accounts		2,437		0		0
Decrease / (increase) in current assets:
Accounts receivable, net		11,432		12,987		(15,418)
Prepayments and other current assets		(6,369)		1,403		9,890
Contract assets		20,033		18,262		(48,470)
Other tax receivables		0		0		215
Inventories		6,208		3,154		(2,012)
Increase / (decrease) in current liabilities:
Accounts payable		(17,272)		(20,785)		9,490
Other payables and accrued expenses		(8,795)		(3,295)		3,715
Other taxes payable		(1,577)		22		3,596
Income tax (paid) / refunded		(4,299)		(8,796)		1,520
Contract liabilities		14,852		(11,731)		17,552
Net cash (used in) / provided by operating activities		36,081		16,533		18,836
Cash flows from investing activities:
Purchase of intangible asset		0		(8)		0
Purchase of property, plant and equipment		(1,584)		(913)		(3,535)
Proceeds from sale of long-term investments		0		133		0
Proceeds from sale of subsidiaries		0		7,717		0
Proceeds from sale of partial shareholding in a subsidiary		510		0		0
Proceeds from sale of property, plant and equipment		50		121		249
Purchase of long-term investment		0		(111)		(1,991)
Purchase of short-term investments		(800)		0		0
Net cash (used in) / provided by investing activities		(1,824)		6,939		(5,277)
Cash flows from financing activities:
Proceeds from issuance of shares		0		2,450		7,800
Increase / (decrease) in bank borrowings		(63,000)		(53,000)		(48,000)
Proceeds from bank borrowings		44,841		65,000		56,000
Dividend paid to shareholders		0		(9,908)		(9,496)
Payment of principal obligations under finance leases		(29,668)		(28,615)		(27,623)
Net cash provided by / (used in) financing activities		(45,827)		(24,073)		(21,319)
Cash breakdown
Cash and cash equivalents		11,614		25,785		33,545
Net (decrease) / increase in cash and cash equivalents		(13,570)		(601)		(7,760)
Cash and cash equivalents, beginning of year		25,184		25,785		33,545
Cash and cash equivalents, end of year		11,614		25,184		25,785
Supplemental disclosure of cash flow information:
Income taxes payment		5,237		8,796		1,520
Interest payment		¥ 2,258		¥ 2,924		¥ 1,966